Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets
Insurance claims	$ 545	$ 4,692
Advances to suppliers and other assets	4,837	3,526
Total	$ 5,382	$ 8,218